SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payment transaction
Summary of share-based compensation expense recorded during the year

	Years ended December 31,
	2022	2021
Share option plan expense (i)	$0.1	$0.3
Restricted share unit plan expense, including restricted performance shares (ii)	13.2	19.2
Deferred share units expense (iii)	1.4	1.4
Employer portion of employee share purchase plan (iv)	2.5	2.8
Total share-based compensation expense	$17.2	$23.7

Share option
Share-based payment transaction
Summary of status of the share option plan and changes during the year

	2022		2021
		Weighted average		Weighted average
	Number of options	exercise price	Number of options	exercise price
	(000’s)	(C$/option)	(000’s)	(C$/option)
Balance at January 1	3,764	$4.47	5,601	$4.68
Issued on acquisition of Great Bear(a)	9,880	1.93	—	—
Exercised	(6,368)	2.36	(1,624)	5.13
Forfeited	—	—	(213)	4.97
Expired	(90)	4.69	—	—
Outstanding at end of period	7,186	$2.84	3,764	$4.47
Exercisable at end of period	7,186	$2.84	3,273	$4.47

(a)	See Note 6i for details of the options issued on acquisition of Great Bear.

Summary of information about the stock options outstanding and exercisable

		Options outstanding and exercisable
				Weighted
			Weighted	average
		Number of	average	remaining
		options	exercise price	contractual life
Exercise price range in C$:		(000’s)	(C$)	(years)
0.10	0.32	1,051	0.13	0.15
0.33	1.17	1,523	0.58	0.15
1.18	4.20	1,749	3.44	0.16
4.21	4.77	1,653	4.43	1.59
4.78	5.06	1,210	4.99	1.70
		7,186	2.84	0.74

Summary of weighted average assumptions used in computing the fair value of stock options using the Black-Scholes option pricing model

Weighted average share price (C$)	$7.01
Expected dividend yield	2.8%
Expected volatility	36.3%
Risk-free interest rate	2.5%
Expected option life (in years)	1.0
Weighted average fair value per stock option granted (C$)	$5.09

RSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2022		2021
		Weighted average		Weighted average
	Number of units	fair value	Number of units	fair value
	(000’s)	(C$/unit)	(000’s)	(C$/unit)
Balance at January 1	5,293	$7.81	6,475	$5.86
Granted	3,928	6.85	3,017	8.80
Reinvested	170	7.50	175	6.82
Redeemed	(2,871)	7.18	(3,748)	5.36
Forfeited	(1,615)	7.68	(626)	6.84
Outstanding at end of period	4,905	$7.44	5,293	$7.81

RPSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	2022		2021
		Weighted average		Weighted average
	Number of units	fair value	Number of units	fair value
	(000’s)	(C$/unit)	(000’s)	(C$/unit)
Balance at January 1	3,781	$7.25	4,459	$5.95
Granted	1,638	6.53	1,378	8.37
Reinvested	110	7.57	77	6.90
Redeemed	(1,319)	4.74	(1,739)	4.92
Forfeited	(816)	6.54	(394)	6.66
Outstanding at end of period	3,394	$8.06	3,781	$7.25

DSUs
Share-based payment transaction
Summary of information about number of units of other equity instruments and their weighted average fair value

	Years ended December 31,
	2022	2021
DSUs granted (000’s)	329	234
Weighted average grant-date fair value (C$/ unit)	$5.47	$7.55